Condensed Parent Company Only Financial Statements	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Parent Company Only Financial Statements
(20)	Condensed Parent Company Only Financial Statements:

The following condensed balance sheets as of December 31, 2015, and December 31, 2014, and condensed statements of income and cash flows for the years ended December 31, 2015, December 31, 2014, and December 31, 2013, of the parent company only should be read in conjunction with the consolidated financial statements and the notes thereto.

Condensed Balance Sheets:
	2015	2014
Assets:
Cash and due from banks	$2,087	2,932
Investment in subsidiary	95,804	106,088
Prepaid expenses and other assets	490	534

Total assets	$98,381	109,554

Liabilities and equity
Liabilities
Unrealized loss on derivative	$—	390
Dividends payable - common	287	301
Interest payable	89	87
Other liabilities	65	64
Subordinated debentures	10,310	10,310

Total liabilities	10,751	11,152

Equity:
Preferred stock	—	—
Common stock	79	79
Additional paid-in capital	58,604	58,466
Retained earnings	47,124	45,729
Treasury stock- common stock	(13,471)	(9,429)
Unearned ESOP shares	(7,180)	—
Accumulated other comprehensive income	2,474	3,557

Total equity	87,630	98,402

Total liabilities and equity	$98,381	109,554

Condensed Statements of Income:

	2015	2014	2013
Interest and dividend income:
Dividend income from subsidiary Bank	$12,100	2,600	5,500

Total interest and dividend income	12,100	2,600	5,500

Interest expense	740	737	733
Non-interest expenses	541	546	684

Total expenses	1,281	1,283	1,417

Income before income taxes and equity in undistributed earnings of subsidiary	10,819	1,317	4,083
Income tax benefits	(529)	(459)	(496)

Income before equity in undistributed earnings of subsidiary	11,348	1,776	4,579
Equity in (distribution in excess of) earnings of subsidiary	(8,944)	423	(817)

Income available to common shareholders	$2,404	2,199	3,762

Condensed Statements of Cash Flows:

	2015	2014	2013
Cash flows from operating activities:
Net income	$2,404	2,199	3,762
Adjustments to reconcile net income to net cash (used in) provided by operating activities
Equity in undistributed earnings of subsidiary	8,943	(423)	817
Amortization of restricted stock	190	164	115
Increase (decrease) in:
Current income taxes payable	11	200	(355)
Accrued expenses	(149)	280	(142)

Net cash (used in) provided by operating activities:	11,399	2,420	4,197

Cash flows for investing activities:
Net cash flow used in investing activities	—	—	—
Cash flows from financing activities:
Purchase of preferred stock - treasury	—	—	—
Purchase of common stock - treasury	(11,926)	(3,500)	(853)
Purchase of common stock warrant	—	—	(257)
Proceeds on ESOP loan	704	—	—
Dividends paid on common stock	(1,022)	(1,187)	(751)

Net cash (used in) provided by financing activities	(12,244)	(4,687)	(1,861)

Net increase (decrease) in cash	(845)	(2,267)	2,336

Cash and due from banks at beginning of year	2,932	5,199	2,863

Cash and due from banks at end of year	$2,087	2,932	5,199